Prepayments (Tables)	6 Months Ended
Sep. 30, 2022
Prepayments and other current assets
Summary of prepayments and other current assets

	As of
	September 30, 2022	March 31, 2022
Prepaid service fees	$415,036	$1,309,069
Prepaid insurance fee	—	44,519
Prepaid income tax expenses	—	318,162
Total	$415,036	$1,671,750